Nuveen Senior Income Fund
Portfolio of Investments April 30, 2022
(Unaudited)
NSL
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
LONG-TERM INVESTMENTS - 156.5%  (86.8% of Total Investments)
X 312,191,281 VARIABLE RATE SENIOR LOAN INTERESTS - 135.8% (86.8% of Total Investments) (2)
X 312,191,281
Aerospace & Defense - 2.6% (1.7% of Total Investments)
$ 731 Maxar Technologies Ltd., Term
Loan B
3.520% 3-Month LIBOR 2.750% 10/05/24 B $ 726,659
1,999 Sequa Mezzanine Holdings
L.L.C., Term Loan, (cash
6.750%, PIK 1.000%)
7.750% 1-Month LIBOR 6.750% 7/31/23 B- 2,002,244
824 Sequa Mezzanine Holdings
L.L.C., Term Loan, Second Lien,
(cash 5.000%, PIK 6.750%)
11.750% 1-Month LIBOR 10.750% 7/31/24 CCC- 821,185
957 TransDigm, Inc., Term Loan E 3.014% 1-Month LIBOR 2.250% 5/30/25 Ba3 940,244
790 TransDigm, Inc., Term Loan F 3.014% 1-Month LIBOR 2.250% 12/09/25 Ba3 775,548
681 TransDigm, Inc., Term Loan G 3.014% 1-Month LIBOR 2.250% 8/22/24 Ba3 672,188
5,982 Total Aerospace & Defense 5,938,068
Airlines - 2.3% (1.5% of Total Investments)
920 AAdvantage Loyalty IP Ltd.,
Term Loan
5.813% 3-Month LIBOR 4.750% 4/20/28 Ba2 937,996
187 American Airlines, Inc., Term
Loan
2.840% 6-Month LIBOR 2.000% 12/14/23 Ba3 185,249
752 American Airlines, Inc., Term
Loan, First Lien
2.499% 1-Month LIBOR 1.750% 1/29/27 Ba3 722,585
956 Kestrel Bidco Inc., Term Loan B 4.000% 6-Month LIBOR 3.000% 12/11/26 BB- 927,117
1,075 SkyMiles IP Ltd., Term Loan B 4.813% 3-Month LIBOR 3.750% 10/20/27 Baa1 1,112,324
1,485 United Airlines, Inc., Term Loan
B
4.500% 3-Month LIBOR 3.750% 4/21/28 Ba1 1,476,394
5,375 Total Airlines 5,361,665
Auto Components - 1.1% (0.7% of Total Investments)
123 Adient US LLC, Term Loan B 4.014% 1-Month LIBOR 3.250% 4/08/28 BB+ 122,163
1,268 Clarios Global LP, Term Loan B 4.014% 1-Month LIBOR 3.250% 4/30/26 B1 1,250,119
51 DexKo Global Inc., Term Loan 3.750% 3-Month LIBOR 3.750% 10/04/28 B1 50,031
269 DexKo Global Inc., Term Loan B 4.717% 3-Month LIBOR 3.750% 10/04/28 B1 262,662
898 Superior Industries
International, Inc., Term Loan B,
First Lien
4.764% 1-Month LIBOR 4.000% 5/23/24 Ba3 885,799
2,609 Total Auto Components 2,570,774
Beverages - 1.5% (0.9% of Total Investments)
612 Arterra Wines Canada, Inc.,
Term Loan
4.506% 3-Month LIBOR 3.500% 11/25/27 B1 607,532
467 City Brewing Company, LLC,
Term Loan
4.469% 3-Month LIBOR 3.500% 4/05/28 B 439,433
1,000 Naked Juice LLC, Term Loan 4.001% 2-Month LIBOR 3.250% 1/20/29 Ba3 982,500
55 Naked Juice LLC, Term Loan,
(WI/DD)
TBD TBD TBD TBD Ba3 53,591
135 Naked Juice LLC, Term Loan,
Second Lien
6.651% SOFR90A 6.000% 1/20/30 B3 134,730
1,176 Triton Water Holdings, Inc,
Term Loan
4.506% 3-Month LIBOR 3.500% 3/31/28 B1 1,145,311
3,445 Total Beverages 3,363,097

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

NSL
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Biotechnology - 0.8% (0.5% of Total Investments)
$ 1,884 Grifols Worldwide Operations
USA, Inc., Term Loan B
2.764% 1-Month LIBOR 2.000% 11/15/27 BB+ $ 1,843,387
Building Products - 1.9% (1.2% of Total Investments)
1,722 Chamberlain Group Inc, Term
Loan B
4.506% 3-Month LIBOR 3.500% 10/22/28 B+ 1,691,822
1,124 Cornerstone Building Brands,
Inc., Term Loan B
3.804% 3-Month LIBOR 3.250% 4/12/28 B+ 1,059,326
1,052 Quikrete Holdings, Inc., Term
Loan, First Lien
3.389% 1-Month LIBOR 2.625% 1/31/27 BB- 1,025,556
335 Standard Industries Inc., Term
Loan B
3.788% 6-Month LIBOR 2.500% 9/22/28 BBB- 334,194
274 Zurn Holdings, Inc., Term Loan
B
3.014% 1-Month LIBOR 2.250% 10/04/28 BB 273,874
4,507 Total Building Products 4,384,772
Capital Markets - 0.6% (0.4% of Total Investments)
1,360 Astra Acquisition Corp., Term
Loan, First Lien
6.014% 1-Month LIBOR 5.250% 10/22/28 BB- 1,312,043
Chemicals - 1.4% (0.9% of Total Investments)
321 ASP Unifrax Holdings Inc, Term
Loan B
4.756% 3-Month LIBOR 3.750% 12/14/25 BB 311,754
826 Atotech B.V., Term Loan B 3.264% 1-Month LIBOR 2.500% 3/18/28 B+ 820,452
590 Diamond (BC) B.V., Term Loan
B
3.514% 1-Month LIBOR 2.750% 9/29/28 Ba3 570,732
394 INEOS Styrolution US Holding
LLC, Term Loan B
3.514% 1-Month LIBOR 2.750% 1/29/26 BB+ 390,932
654 Ineos US Finance LLC, Term
Loan B
2.764% 1-Month LIBOR 2.000% 3/31/24 BBB- 651,942
85 Kraton Corporation, Term Loan 3.990% 3-Month LIBOR 3.250% 3/15/29 BB 84,682
477 PMHC II, Inc., Term Loan B 5.287% SOFR90A 4.250% 2/03/29 B- 450,570
3,347 Total Chemicals 3,281,064
Commercial Services & Supplies - 3.9% (2.5% of Total Investments)
720 Amentum Government
Services Holdings LLC, Term
Loan
4.777% SOFR90A 4.000% 2/07/29 B1 717,120
299 Anticimex International AB,
Term Loan B1
4.008% 3-Month LIBOR 3.500% 11/16/28 B 296,259
499 Clean Harbors Inc., Term Loan
B
2.764% 1-Month LIBOR 2.000% 10/08/28 BBB- 497,690
502 Covanta Holding Corporation,
Term Loan B
3.264% 1-Month LIBOR 2.500% 11/30/28 Ba1 500,684
38 Covanta Holding Corporation,
Term Loan C
3.264% 1-Month LIBOR 2.500% 11/30/28 Ba1 37,504
433 Garda World Security
Corporation, Term Loan B
4.920% 1-Month LIBOR 4.250% 10/30/26 BB+ 429,659
1,029 GFL Environmental Inc., Term
Loan
4.239% 3-Month LIBOR 3.000% 5/30/25 N/R 1,028,285
2,534 Intrado Corporation, Term Loan 5.000% 1 + 3-Month
LIBOR
4.000% 10/10/24 B2 2,379,114
273 KAR Auction Services, Inc.,
Term Loan B6
3.063% 1-Month LIBOR 2.250% 9/19/26 Ba3 272,136
121 Pitney Bowes Inc., Term Loan B 4.764% 1-Month LIBOR 4.000% 3/19/28 BBB- 119,204
740 Prime Security Services
Borrower, LLC, Term Loan
3.500% 3 + 6-Month
LIBOR
2.750% 9/23/26 BB- 732,282
1,259 Vertical US Newco Inc, Term
Loan B
4.019% 1 + 6-Month
LIBOR
3.500% 7/31/27 B+ 1,248,110

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Commercial Services & Supplies (continued)
$ 361 West Corporation, Term Loan
B1
4.500% 1-Month LIBOR 3.500% 10/10/24 B2 $ 335,545
486 WIN Waste Innovations
Holdings, Inc., Term Loan B
3.756% 3-Month LIBOR 2.750% 3/25/28 B+ 481,542
9,294 Total Commercial Services & Supplies 9,075,134
Communications Equipment - 2.5% (1.6% of Total Investments)
623 CommScope, Inc., Term Loan B 4.014% 1-Month LIBOR 3.250% 4/04/26 Ba3 600,688
1,489 Delta TopCo, Inc., Term Loan B 4.500% 3-Month LIBOR 3.750% 12/01/27 B2 1,471,198
1,871 MLN US HoldCo LLC, Term
Loan, First Lien
4.952% 1-Month LIBOR 4.500% 11/30/25 B3 1,794,985
967 Plantronics Inc, Term Loan B 3.264% 1-Month LIBOR 2.500% 7/02/25 Ba2 960,996
985 Riverbed Technology, Inc., Exit
Term Loan, (cash 7.000%, PIK
2.000%)
2.000% 3-Month LIBOR 2.000% 12/07/26 Caa1 775,731
250 ViaSat, Inc., Term Loan 5.000% SOFR30A 4.500% 3/04/29 Ba3 249,166
6,185 Total Communications Equipment 5,852,764
Construction & Engineering - 1.0% (0.6% of Total Investments)
298 AECOM, Term Loan B 2.514% 1-Month LIBOR 1.750% 4/13/28 BBB- 298,048
462 Aegion Corporation, Term Loan 5.500% 3-Month LIBOR 4.750% 5/17/28 B 459,494
388 Brand Energy & Infrastructure
Services, Inc., Term Loan
5.256% 3-Month LIBOR 4.250% 6/21/24 B- 369,568
620 Centuri Group, Inc, Term Loan
B
3.000% 3-Month LIBOR 2.500% 8/27/28 Ba2 613,945
249 Osmose Utilities Services, Inc.,
Term Loan
4.014% 1-Month LIBOR 3.250% 6/22/28 B 245,719
216 Pike Corporation, Term Loan B 3.764% 1-Month LIBOR 3.000% 1/21/28 Ba3 215,361
2,233 Total Construction & Engineering 2,202,135
Consumer Finance - 0.7% (0.5% of Total Investments)
1,739 Fleetcor Technologies
Operating Company, LLC, Term
Loan B4
2.514% 1-Month LIBOR 1.750% 4/30/28 BB+ 1,710,411
Containers & Packaging - 1.7% (1.1% of Total Investments)
880 Berry Global, Inc., Term Loan Z 2.238% 1-Month LIBOR 1.750% 7/01/26 BBB- 868,018
617 Charter NEX US, Inc., Term
Loan
4.514% 1-Month LIBOR 3.750% 12/01/27 N/R 614,929
430 Clydesdale Acquisition
Holdings Inc, Term Loan B
4.783% 3-Month LIBOR 4.250% 3/30/29 B 424,922
41 Klockner-Pentaplast of America,
Inc., Term Loan B, (WI/DD)
TBD TBD TBD TBD B 36,866
498 Reynolds Group Holdings Inc. ,
Term Loan B
4.264% 1-Month LIBOR 3.500% 9/24/28 B+ 486,246
320 Reynolds Group Holdings Inc. ,
Term Loan B2
4.014% 1-Month LIBOR 3.250% 2/05/26 B+ 312,013
1,272 TricorBraun Holdings, Inc.,
Term Loan
4.014% 1-Month LIBOR 3.250% 3/03/28 B2 1,247,535
4,058 Total Containers & Packaging 3,990,529
Diversified Consumer Services - 0.5% (0.3% of Total Investments)
336 GT Polaris, Inc., Term Loan 4.989% 3-Month LIBOR 3.750% 9/24/27 BB- 333,346
742 Spin Holdco Inc., Term Loan 4.750% 3-Month LIBOR 4.000% 3/04/28 B- 740,365
1,078 Total Diversified Consumer Services 1,073,711

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

NSL
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Diversified Financial Services - 1.6% (1.0% of Total Investments)
$ 160 Avaya, Inc., Term Loan B2 4.554% 1-Month LIBOR 4.000% 12/15/27 N/R $ 157,838
1,002 Avolon TLB Borrower 1 (US)
LLC, Term Loan B3
2.500% 1-Month LIBOR 1.750% 1/15/25 Baa2 993,448
1,907 Avolon TLB Borrower 1 (US)
LLC, Term Loan B4
2.250% 1-Month LIBOR 1.500% 2/12/27 Baa2 1,872,278
651 Trans Union, LLC, Term Loan B6 3.014% 1-Month LIBOR 2.250% 12/01/28 BBB- 645,427
3,720 Total Diversified Financial Services 3,668,991
Diversified Telecommunication Services - 3.9% (2.5% of Total Investments)
587 Altice France S.A., Term Loan
B12
4.732% 3-Month LIBOR 3.688% 1/31/26 B 582,406
2,904 Altice France S.A., Term Loan
B13
4.506% 3-Month LIBOR 4.000% 8/14/26 B 2,888,133
2,899 CenturyLink, Inc., Term Loan B 3.014% 1-Month LIBOR 2.250% 3/15/27 BBB- 2,780,188
444 Cincinnati Bell, Inc., Term Loan
B2
4.051% SOFR90A 3.250% 11/23/28 B+ 442,223
641 Connect Finco Sarl, Term Loan
B
4.264% 1-Month LIBOR 3.500% 12/12/26 B+ 638,381
1,735 Frontier Communications
Corp., Term Loan B
4.813% 3-Month LIBOR 3.750% 10/08/27 BB+ 1,710,377
9,210 Total Diversified Telecommunication Services 9,041,708
Electric Utilities - 0.5% (0.3% of Total Investments)
562 ExGen Renewables IV, LLC,
Term Loan
3.500% 3-Month LIBOR 2.500% 12/15/27 BB- 561,279
491 Pacific Gas & Electric Company,
Term Loan
3.813% 1-Month LIBOR 3.000% 6/23/25 BB 486,033
1,053 Total Electric Utilities 1,047,312
Electrical Equipment - 0.1% (0.1% of Total Investments)
257 Vertiv Group Corporation, Term
Loan B
3.202% 1-Month LIBOR 2.750% 3/02/27 BB- 250,238
Electronic Equipment, Instruments & Components - 1.4% (0.9% of Total Investments)
1,000 II VI Incorporated, Term Loan B,
(WI/DD)
TBD TBD TBD TBD BBB- 996,875
1,389 Ingram Micro Inc., Term Loan B 4.506% 3-Month LIBOR 3.500% 7/02/28 BB+ 1,387,068
866 TTM Technologies, Inc., Term
Loan
2.955% 1-Month LIBOR 2.500% 9/28/24 BB+ 866,281
3,255 Total Electronic Equipment, Instruments & Components 3,250,224
Energy Equipment & Services - 0.2% (0.1% of Total Investments)
375 Petroleum Geo-Services ASA,
Term Loan
8.506% 3-Month LIBOR 7.500% 3/19/24 N/R 346,777
Entertainment - 2.7% (1.7% of Total Investments)
277 AMC Entertainment Holdings,
Inc. , Term Loan B
3.488% 1-Month LIBOR 3.000% 4/22/26 B- 248,329
2,560 Crown Finance US, Inc., Term
Loan
3.506% 3-Month LIBOR 2.500% 2/28/25 CCC 1,960,617
295 Crown Finance US, Inc., Term
Loan
4.250% 3-Month LIBOR 2.750% 9/20/26 CCC 219,585
215 Crown Finance US, Inc., Term
Loan B1
10.076% 6-Month LIBOR 8.250% 5/23/24 B- 230,134
765 Diamond Sports Group, LLC,
Second Lien Term Loan, (WI/
DD)
TBD TBD TBD TBD CCC+ 259,666
298 Diamond Sports Group, LLC,
Term Loan
9.000% SOFR30A 8.000% 5/19/26 B 303,908

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Entertainment (continued)
$ 328 Lions Gate Capital Holdings
LLC, Term Loan B
2.707% 1-Month LIBOR 2.250% 3/24/25 Ba2 $ 324,374
639 Springer Nature Deutschland
GmbH, Term Loan B18
3.750% 3-Month LIBOR 3.000% 8/14/26 BB+ 636,695
878 Univision Communications Inc.,
Term Loan C5
3.750% 1-Month LIBOR 2.750% 3/15/24 B+ 875,749
1,130 Virgin Media Bristol LLC, Term
Loan Q
3.804% 1-Month LIBOR 3.250% 1/31/29 BB+ 1,126,260
7,385 Total Entertainment 6,185,317
Food & Staples Retailing - 0.4% (0.3% of Total Investments)
480 American Seafoods Group LLC,
Term Loan, First Lien
3.750% 3-Month LIBOR 2.750% 8/21/23 BB- 476,998
459 US Foods, Inc., Term Loan B 3.258% 3-Month LIBOR 2.750% 11/22/28 BB 456,627
939 Total Food & Staples Retailing 933,625
Food Products - 0.8% (0.5% of Total Investments)
415 CHG PPC Parent LLC, Term
Loan
3.764% 1-Month LIBOR 3.000% 12/08/28 B1 408,775
172 Froneri International Ltd., Term
Loan
3.014% 1-Month LIBOR 2.250% 1/31/27 B+ 168,102
313 H Food Holdings LLC, Term
Loan B
4.451% 1-Month LIBOR 3.688% 5/31/25 B2 300,777
30 H Food Holdings LLC, Term
Loan B3
6.000% 1-Month LIBOR 5.000% 5/31/25 B2 28,856
500 Sycamore Buyer LLC, Term
Loan B, (WI/DD)
TBD TBD TBD TBD BB+ 494,250
438 UTZ Quality Foods, LLC, Term
Loan B
3.764% 1-Month LIBOR 3.000% 1/20/28 B1 435,106
1,868 Total Food Products 1,835,866
Health Care Equipment & Supplies - 3.6% (2.3% of Total Investments)
1,418 Carestream Health, Inc., Term
Loan
7.756% 3-Month LIBOR 6.750% 5/08/23 B1 1,412,311
206 Embecta Corp, Term Loan B 3.651% 3-Month LIBOR 3.000% 1/27/29 Ba3 204,489
400 ICU Medical, Inc., Term Loan B 3.000% 2-Month LIBOR 2.500% 12/14/28 BBB- 399,350
5,120 Medline Borrower, LP, Term
Loan B
4.014% 1-Month LIBOR 3.250% 10/21/28 BB- 5,039,718
944 Viant Medical Holdings, Inc.,
Term Loan, First Lien, (DD1)
4.514% 1-Month LIBOR 3.750% 7/02/25 B3 897,381
451 Vyaire Medical, Inc., Term Loan
B
5.750% 3-Month LIBOR 4.750% 4/30/25 Caa1 356,424
8,539 Total Health Care Equipment & Supplies 8,309,673
Health Care Providers & Services - 11.3% (7.2% of Total Investments)
1,244 AHP Health Partners, Inc., Term
Loan B
4.264% 1-Month LIBOR 3.500% 8/23/28 B1 1,239,478
245 BW NHHC Holdco, Inc., Term
Loan, First Lien
5.488% 3-Month LIBOR 5.000% 5/15/25 CCC 185,979
2,824 Change Healthcare Holdings
LLC, Term Loan B
3.500% 1-Month LIBOR 2.500% 3/01/24 B+ 2,822,357
334 DaVita, Inc. , Term Loan B 2.514% 1-Month LIBOR 1.750% 8/12/26 BBB- 329,937
137 Element Materials Technology
Group US Holdings Inc, Term
Loan, (WI/DD)
TBD TBD TBD TBD B1 136,614
63 Element Materials Technology
Group US Holdings Inc, Term
Loan, (WI/DD)
TBD TBD TBD TBD B1 63,053
801 Gainwell Acquisition Corp.,
Term Loan B
5.006% 3-Month LIBOR 4.000% 10/01/27 BB- 799,645

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

NSL
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Providers & Services (continued)
$ 199 Global Medical Response, Inc.,
Term Loan
5.250% 6-Month LIBOR 4.250% 3/14/25 B $ 197,797
1,728 Global Medical Response, Inc.,
Term Loan B
5.250% 3-Month LIBOR 4.250% 10/02/25 B 1,717,324
2,258 ICON Luxembourg S.A.R.L.,
Term Loan, (DD1)
3.313% 3-Month LIBOR 2.250% 7/01/28 BB+ 2,248,212
637 National Mentor Holdings, Inc.,
Term Loan, (DD1)
4.500% 1 + 3-Month
LIBOR
3.750% 3/02/28 B 613,955
12 National Mentor Holdings, Inc.,
Term Loan C
4.760% 3-Month LIBOR 3.750% 3/02/28 B 11,826
978 Onex TSG Intermediate Corp.,
Term Loan B
5.514% 1-Month LIBOR 4.750% 2/26/28 B 969,928
3,661 Parexel International
Corporation, Term Loan, First
Lien
4.264% 1-Month LIBOR 3.500% 11/15/28 B1 3,640,700
1,062 Phoenix Guarantor Inc, Term
Loan B
4.014% 1-Month LIBOR 3.250% 3/05/26 B1 1,046,482
990 Phoenix Guarantor Inc, Term
Loan B3
4.132% 1-Month LIBOR 3.500% 3/05/26 B1 976,214
103 Quorum Health Corporation,
Term Loan(5)
7.467% 3-Month LIBOR 6.500% 4/29/25 B- 84,019
3,048 RegionalCare Hospital Partners
Holdings, Inc., Term Loan B
4.499% 1-Month LIBOR 3.750% 11/16/25 B1 3,016,282
1,133 Select Medical Corporation,
Term Loan B
3.020% 1-Month LIBOR 2.250% 3/06/25 Ba2 1,125,919
2,575 Surgery Center Holdings, Inc.,
Term Loan
4.500% 1-Month LIBOR 3.750% 8/31/26 B1 2,555,235
1,092 Team Health Holdings, Inc.,
Term Loan B, (WI/DD)
TBD TBD TBD TBD B 1,030,660
411 Team Health Holdings, Inc.,
Term Loan, First Lien
3.750% 1-Month LIBOR 2.750% 2/06/24 B 384,007
743 US Radiology Specialists, Inc.,
Term Loan
6.256% 3-Month LIBOR 5.250% 12/15/27 B- 740,936
26,278 Total Health Care Providers & Services 25,936,559
Health Care Technology - 0.8% (0.5% of Total Investments)
109 Athenahealth, Inc., Term Loan 1.750% SOFR30A 1.750% 1/27/29 B+ 107,405
641 Athenahealth, Inc., Term Loan B 4.009% SOFR30A 3.500% 1/27/29 B+ 633,689
1,118 Carestream Health, Inc., Term
Loan, Second Lien, (cash
5.500%, PIK 8.000%)
5.506% 3-Month LIBOR 4.500% 8/05/23 CCC+ 1,034,038
1,868 Total Health Care Technology 1,775,132
Hotels, Restaurants & Leisure - 18.9% (12.1% of Total Investments)
242 24 Hour Fitness Worldwide,
Inc., Exit Term Loan, (cash
0.220%, PIK 5.000%)
5.983% 3-Month LIBOR 5.000% 12/29/25 CCC- 112,794
100 24 Hour Fitness Worldwide,
Inc., Exit Term Loan
15.000% 3-Month LIBOR 14.000% 9/29/26 Caa3 99,971
296 Alterra Mountain Company,
Term Loan
4.264% 1-Month LIBOR 3.500% 8/17/28 B 294,585
1,309 Alterra Mountain Company,
Term Loan B1
3.514% 1-Month LIBOR 2.750% 7/31/24 B 1,303,602
554 Aramark Services, Inc., Term
Loan B3
2.514% 1-Month LIBOR 1.750% 3/11/25 BB+ 547,161
7,429 B.C. Unlimited Liability
Company, Term Loan B4
2.514% 1-Month LIBOR 1.750% 11/19/26 BB+ 7,301,056
3,148 Caesars Resort Collection, LLC,
Term Loan B, First Lien
3.514% 1-Month LIBOR 2.750% 12/22/24 B+ 3,137,594
739 Caesars Resort Collection, LLC,
Term Loan B1
4.264% 1-Month LIBOR 3.500% 7/20/25 B+ 736,748

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Hotels, Restaurants & Leisure (continued)
$ 598 Carnival Corporation, Term
Loan B
4.000% 3-Month LIBOR 3.250% 10/18/28 Ba2 $ 590,770
555 Carnival Corporation, Term
Loan B
3.750% 3-Month LIBOR 3.000% 6/30/25 Ba2 548,422
725 Churchill Downs Incorporated,
Term Loan B1
2.764% 1-Month LIBOR 2.000% 3/17/28 BBB- 718,726
2,639 ClubCorp Holdings, Inc., Term
Loan B
3.756% 3-Month LIBOR 2.750% 9/18/24 B2 2,572,197
574 Crown Finance US, Inc., Term
Loan B1, (DD1)
0.000% 3-Month LIBOR 2.750% 5/31/23 CCC+ 481,899
391 Crown Finance US, Inc., Term
Loan B1, (cash 7.132%, PIK
8.250%)
8.250% 3-Month LIBOR 8.250% 5/23/24 B- 454,048
4,293 Delta 2 (LUX) S.a.r.l., Term Loan 3.500% 1-Month LIBOR 2.500% 2/01/24 BB- 4,282,413
1,575 Equinox Holdings, Inc., Term
Loan, First Lien
4.006% 3-Month LIBOR 3.000% 3/08/24 CCC 1,495,953
3,095 Fertitta Entertainment, LLC,
Term Loan B, (WI/DD)
TBD TBD TBD TBD B 3,084,503
475 Four Seasons Hotels Limited,
Term Loan, First Lien
2.764% 1-Month LIBOR 2.000% 11/30/23 BB+ 474,444
498 Hilton Grand Vacations
Borrower LLC, Term Loan B
3.698% 1-Month LIBOR 3.000% 8/02/28 BB+ 495,945
1,234 Hilton Worldwide Finance, LLC,
Term Loan B2
2.375% 1-Month LIBOR 1.750% 6/21/26 BBB- 1,221,901
1,753 IRB Holding Corp, Term Loan B 3.750% SOFR30A 3.000% 12/15/27 B+ 1,731,454
628 Life Time Fitness Inc , Term
Loan B
5.750% 3-Month LIBOR 4.750% 12/15/24 B 628,356
491 NASCAR Holdings, Inc, Term
Loan B
3.264% 1-Month LIBOR 2.500% 10/18/26 BB+ 489,332
548 PCI Gaming Authority, Term
Loan
3.264% 1-Month LIBOR 2.500% 5/31/26 BBB- 544,407
439 Penn National Gaming Inc,
Term Loan, (WI/DD)
TBD TBD TBD TBD BB 437,311
510 Scientific Games Holdings LP,
Term Loan B
4.175% SOFR90A 3.500% 2/04/29 BB- 505,356
1,583 Scientific Games International,
Inc., Term Loan
3.573% 3-Month LIBOR 3.000% 4/07/29 BB 1,577,808
995 SeaWorld Parks &
Entertainment, Inc., Term Loan
B
3.813% 1-Month LIBOR 3.000% 8/25/28 BB- 982,354
2,929 Stars Group Holdings B.V. (The),
Term Loan, (DD1)
3.256% 3-Month LIBOR 2.250% 7/10/25 BBB 2,917,247
1,445 Station Casinos LLC, Term Loan
B
3.764% 1-Month LIBOR 2.250% 2/08/27 BB- 1,429,131
748 Twin River Worldwide Holdings,
Inc., Term Loan B
3.750% 6-Month LIBOR 3.250% 10/01/28 BB+ 742,162
888 William Morris Endeavor
Entertainment, LLC, Term Loan,
First Lien
3.520% 1-Month LIBOR 2.750% 5/16/25 B 872,255
715 Wyndham Hotels & Resorts,
Inc., Term Loan B
2.514% 1-Month LIBOR 1.750% 5/30/25 BBB- 709,773
44,141 Total Hotels, Restaurants & Leisure 43,521,678
Household Durables - 1.0% (0.7% of Total Investments)
306 AI Aqua Merger Sub Inc, Term
Loan, (WI/DD)
TBD TBD TBD TBD B3 301,354
69 AI Aqua Merger Sub Inc, Term
Loan, (WI/DD)
TBD TBD TBD TBD B3 68,490
800 AI Aqua Merger Sub, Inc., Term
Loan B, First Lien
4.250% 1-Month LIBOR 3.750% 7/30/28 B 789,336

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

NSL
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Household Durables (continued)
$ 180 Installed Building Products,
Inc., Term Loan B
3.014% 1-Month LIBOR 2.250% 12/14/28 BB+ $ 179,290
717 Serta Simmons Bedding, LLC,
Term Loan(5)
8.500% 1-Month LIBOR 7.500% 8/10/23 B- 649,457
37 Serta Simmons Bedding, LLC,
Term Loan(5)
8.500% 1-Month LIBOR 7.500% 8/10/23 B 37,103
317 Weber-Stephen Products LLC,
Term Loan B
4.014% 1-Month LIBOR 3.250% 10/30/27 B+ 308,227
2,426 Total Household Durables 2,333,257
Household Products - 0.3% (0.2% of Total Investments)
429 Illuminate Merger Sub Corp.,
Term Loan
4.506% 3-Month LIBOR 3.500% 7/23/28 B1 405,259
323 Reynolds Consumer Products
LLC, Term Loan
2.514% 1-Month LIBOR 1.750% 2/04/27 BBB- 318,604
752 Total Household Products 723,863
Independent Power And Renewable Electricity Producers - 0.3% (0.2% of Total Investments)
597 Vistra Operations Company
LLC, Term Loan B3, First Lien
2.190% 1-Month LIBOR 1.750% 12/31/25 BBB- 590,202
Insurance - 4.2% (2.7% of Total Investments)
2,068 Acrisure, LLC, Term Loan B 4.264% 1-Month LIBOR 3.500% 2/15/27 B 2,040,643
1,763 Alliant Holdings Intermediate,
LLC, Term Loan B
4.014% 1-Month LIBOR 3.250% 5/10/25 B 1,748,748
249 Alliant Holdings Intermediate,
LLC, Term Loan B4
4.051% 1-Month LIBOR 3.500% 11/12/27 B 247,398
1,443 Asurion LLC, Term Loan B4,
Second Lien
6.014% 1-Month LIBOR 5.250% 1/15/29 B 1,402,235
254 Asurion LLC, Term Loan B6 3.889% 1-Month LIBOR 3.125% 11/03/23 Ba3 253,267
1,316 Asurion LLC, Term Loan B8 4.014% 1-Month LIBOR 3.250% 12/23/26 Ba3 1,288,332
348 Broadstreet Partners, Inc., Term
Loan B2
4.014% 1-Month LIBOR 3.250% 1/27/27 B1 344,042
534 Hub International Limited, Term
Loan B
4.348% 3-Month LIBOR 3.250% 4/25/25 B 532,219
1,596 Hub International Limited, Term
Loan B
4.214% 2 + 3-Month
LIBOR
3.000% 4/25/25 B 1,578,023
271 Ryan Specialty Group, LLC,
Term Loan
3.764% 1-Month LIBOR 3.000% 9/01/27 BB- 270,622
9,842 Total Insurance 9,705,529
Interactive Media & Services - 0.9% (0.6% of Total Investments)
2,225 Rackspace Technology Global,
Inc., Term Loan B
3.500% 3-Month LIBOR 2.750% 2/09/28 B+ 2,176,346
Internet & Direct Marketing Retail - 0.6% (0.4% of Total Investments)
990 CNT Holdings I Corp, Term
Loan
4.250% 3-Month LIBOR 3.500% 11/08/27 B 981,184
64 Medical Solutions Holdings,
Inc., Term Loan
3.500% 3-Month LIBOR 3.500% 11/01/28 B1 63,520
336 Medical Solutions Holdings,
Inc., Term Loan, First Lien
4.506% 3-Month LIBOR 3.500% 11/01/28 B1 333,480
1,390 Total Internet & Direct Marketing Retail 1,378,184
IT Services - 5.1% (3.3% of Total Investments)
956 Ahead DB Holdings, LLC, Term
Loan B
4.760% 3-Month LIBOR 3.750% 10/16/27 B+ 951,529
156 iQor US Inc., Exit Term Loan 8.500% 1-Month LIBOR 7.500% 9/15/27 B1 156,739
637 KBR, Inc., Term Loan B 3.514% 1-Month LIBOR 2.750% 2/07/27 Ba1 637,398
729 Peraton Corp., Term Loan B 4.514% 1-Month LIBOR 3.750% 2/01/28 BB- 725,154

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
IT Services (continued)
$ 683 Perforce Software, Inc., Term
Loan B
4.514% 1-Month LIBOR 3.750% 7/01/26 B2 $ 675,226
1,398 Sabre GLBL Inc., Term Loan B 2.764% 1-Month LIBOR 2.000% 2/22/24 Ba3 1,382,308
400 Science Applications
International Corporation, Term
Loan B
2.639% 1-Month LIBOR 1.875% 10/31/25 BB+ 400,854
2,966 Syniverse Holdings, Inc., Term
Loan, First Lien
6.038% 3-Month LIBOR 5.000% 3/09/23 CCC+ 2,942,832
104 Syniverse Holdings, Inc., Term
Loan, Second Lien
10.038% 3-Month LIBOR 9.000% 3/11/24 CCC- 101,569
1,049 Tempo Acquisition LLC, Term
Loan B
3.700% SOFR30A 3.000% 8/31/28 BB- 1,043,167
2,031 Travelport Finance
(Luxembourg) S.a.r.l., Term
Loan, (cash 3.500%, PIK
6.500%)
9.756% 3-Month LIBOR 8.750% 2/28/25 B- 2,079,341
724 WEX Inc., Term Loan 3.014% 1-Month LIBOR 2.250% 4/01/28 Ba2 718,565
11,833 Total IT Services 11,814,682
Leisure Products - 0.3% (0.2% of Total Investments)
278 Hayward Industries, Inc., Term
Loan
3.198% 1-Month LIBOR 2.500% 5/28/28 BB- 275,108
436 SRAM, LLC , Term Loan B 3.250% 3 + 6-Month
LIBOR
2.750% 5/18/28 BB- 433,545
714 Total Leisure Products 708,653
Life Sciences Tools & Services - 0.5% (0.3% of Total Investments)
309 Avantor Funding, Inc., Term
Loan B5
3.014% 1-Month LIBOR 2.250% 11/06/27 BB+ 307,466
372 Curia Global, Inc., Term Loan 4.514% 1 + 3-Month
LIBOR
3.750% 8/30/26 B 370,716
563 ICON Luxembourg S.A.R.L.,
Term Loan, (DD1)
3.313% 3-Month LIBOR 2.250% 7/01/28 BB+ 559,982
1,244 Total Life Sciences Tools & Services 1,238,164
Machinery - 2.1% (1.3% of Total Investments)
1,350 Ali Group North America Corp.,
Term Loan B, (WI/DD)
TBD TBD TBD TBD Baa3 1,325,255
733 Alliance Laundry Systems LLC,
Term Loan B
4.506% 1 + 3-Month
LIBOR
3.500% 10/08/27 B 729,842
832 Gardner Denver, Inc., Term
Loan B2
1.826% 1-Week LIBOR 1.750% 2/28/27 BB+ 822,511
1,029 Gates Global LLC, Term Loan
B3
3.264% 1-Month LIBOR 2.500% 3/31/27 Ba3 1,011,614
353 Grinding Media Inc., Term
Loan B
4.796% 3-Month LIBOR 4.000% 10/12/28 B 346,602
496 Madison IAQ LLC, Term Loan 4.524% 6-Month LIBOR 3.250% 6/21/28 B1 482,293
4,793 Total Machinery 4,718,117

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

NSL
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Marine - 0.4% (0.3% of Total Investments)
$ 1,044 HGIM Corp., Exit Term Loan 7.000% 3-Month LIBOR 6.000% 7/02/23 CCC+ $ 1,004,328
Media - 12.4% (7.9% of Total Investments)
119 ABG Intermediate Holdings 2
LLC, Term Loan B, Second Lien,
(WI/DD)
TBD TBD TBD TBD B1 118,657
1,000 ABG Intermediate Holdings 2
LLC, Term Loan B1
4.000% SOFR90A 3.500% 12/21/28 B1 993,750
119 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien,
(WI/DD)
TBD TBD TBD TBD B1 118,657
160 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien
6.801% SOFR90A 6.000% 12/20/29 CCC+ 159,000
231 Altice Financing SA, Term Loan,
First Lien
3.794% 3-Month LIBOR 2.750% 1/31/26 B 226,886
248 Cable One, Inc., Term Loan B4 2.764% 1-Month LIBOR 2.000% 5/03/28 BB+ 246,233
1,463 Cengage Learning, Inc., Term
Loan B
5.750% 3-Month LIBOR 4.750% 7/14/26 B 1,440,162
1,665 Charter Communications
Operating, LLC, Term Loan B2
2.520% 1-Month LIBOR 1.750% 2/01/27 BBB- 1,646,914
194 Checkout Holding Corp., First
Out Term Loan
8.500% 1-Month LIBOR 7.500% 2/15/23 N/R 173,012
360 Checkout Holding Corp., Last
Out Term Loan, (cash 2.000, PIK
9.500%)
9.500% 1-Month LIBOR 9.500% 8/15/23 N/R 134,549
3,319 Clear Channel Outdoor
Holdings, Inc., Term Loan B
4.739% 3-Month LIBOR 3.500% 8/21/26 B1 3,244,358
3,133 CSC Holdings, LLC, Term Loan 2.804% 1-Month LIBOR 2.250% 1/15/26 BB 3,084,460
1,178 CSC Holdings, LLC, Term Loan
B1
2.804% 1-Month LIBOR 2.250% 7/17/25 BB 1,158,002
2,835 CSC Holdings, LLC, Term Loan
B5
3.054% 1-Month LIBOR 2.500% 4/15/27 BB 2,788,879
214 Cumulus Media New Holdings
Inc., Term Loan B
4.750% 6-Month LIBOR 3.750% 3/31/26 B 213,179
2,765 DirecTV Financing, LLC, Term
Loan
5.764% 1-Month LIBOR 5.000% 8/02/27 BBB- 2,756,666
223 Dotdash Meredith Inc, Term
Loan B
4.500% SOFR30A 4.000% 12/01/28 BB- 221,858
485 E.W. Scripps Company (The),
Term Loan B2
3.326% 1-Month LIBOR 2.563% 5/01/26 BB 481,046
415 Gray Television, Inc., Term Loan
B
2.955% 1-Month LIBOR 2.500% 2/07/24 BB+ 414,027
2,248 iHeartCommunications, Inc.,
Term Loan
3.764% 1-Month LIBOR 3.000% 5/01/26 BB- 2,232,437
239 LCPR Loan Financing LLC, Term
Loan B
4.304% 1-Month LIBOR 3.750% 10/15/28 BB+ 238,663
995 McGraw-Hill Global Education
Holdings, LLC, Term Loan
5.258% 3 + 6-Month
LIBOR
4.750% 7/30/28 BB+ 977,742
84 Mission Broadcasting, Inc.,
Term Loan B
2.955% 1-Month LIBOR 2.500% 6/03/28 BBB- 83,638
694 Nexstar Broadcasting, Inc.,
Term Loan B3
3.014% 1-Month LIBOR 2.250% 1/17/24 BBB- 692,496
182 Outfront Media Capital LLC,
Term Loan B
2.514% 1-Month LIBOR 1.750% 11/18/26 Ba1 178,682
229 Radiate Holdco, LLC, Term
Loan B
4.014% 1-Month LIBOR 3.250% 9/25/26 B1 226,557
453 Sinclair Television Group Inc.,
Term Loan B1
3.014% 1-Month LIBOR 2.250% 1/03/24 B+ 440,367
312 Virgin Media Bristol LLC, Term
Loan N
3.054% 1-Month LIBOR 2.500% 1/31/28 BB+ 308,136

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Media (continued)
$ 534 WideOpenWest Finance LLC,
Term Loan B
3.540% SOFR30A 3.000% 12/20/28 BB $ 532,948
3,079 Ziggo Financing Partnership,
Term Loan I
3.054% 1-Month LIBOR 2.500% 4/30/28 BB 3,021,935
29,175 Total Media 28,553,896
Multiline Retail - 0.4% (0.3% of Total Investments)
1,144 Belk, Inc., Term Loan, (cash
5.000%, PIK 8.000%)
13.000% 3-Month LIBOR 13.000% 7/31/25 CCC- 683,402
248 Belk, Inc., Term Loan 8.500% 3-Month LIBOR 7.500% 7/31/25 B- 244,758
1,392 Total Multiline Retail 928,160
Oil, Gas & Consumable Fuels - 3.0% (1.9% of Total Investments)
642 BCP Renaissance Parent LLC,
Term Loan B3
4.500% SOFR30A 3.500% 11/01/24 B+ 636,988
906 Buckeye Partners, L.P., Term
Loan B
2.707% 1-Month LIBOR 2.250% 11/01/26 BBB- 901,035
80 DT Midstream, Inc, Term Loan B 2.500% 6-Month LIBOR 2.000% 6/10/28 Baa2 79,916
220 EG America LLC, Term Loan 4.999% 3-Month LIBOR 4.000% 2/05/25 B- 215,327
618 Freeport LNG Investments,
LLLP, Term Loan B
4.563% 3-Month LIBOR 3.500% 12/21/28 B+ 615,492
1,283 Gulf Finance, LLC, Term Loan 7.750% 1-Month LIBOR 6.750% 8/25/26 B 1,172,800
1,334 QuarterNorth Energy Holding
Inc., Exit Term Loan, Second
Lien
9.000% 3-Month LIBOR 8.000% 8/27/26 B 1,341,219
663 TransMontaigne Operating
Company L.P., Term Loan B
4.054% 1-Month LIBOR 3.500% 11/05/28 BB 661,679
1,176 Traverse Midstream Partners
LLC, Term Loan
5.950% SOFR90A 4.250% 9/27/24 B+ 1,174,884
6,922 Total Oil, Gas & Consumable Fuels 6,799,340
Personal Products - 1.1% (0.7% of Total Investments)
498 Conair Holdings, LLC, Term
Loan B
4.756% 3-Month LIBOR 3.750% 5/17/28 B1 487,737
73 Coty Inc., Term Loan B 2.701% 1-Month LIBOR 2.250% 4/05/25 B+ 70,942
– (6) Kronos Acquisition Holdings
Inc., Term Loan B
4.989% 3-Month LIBOR 3.750% 12/22/26 B2 292
2,527 Revlon Consumer Products
Corporation, Term Loan B,
(DD1)(7)
4.250% 3-Month LIBOR 3.500% 9/07/23 CC 1,893,182
3,098 Total Personal Products 2,452,153
Pharmaceuticals - 4.9% (3.1% of Total Investments)
1,667 Bausch Health Companies Inc.,
Term Loan B, (WI/DD)
TBD TBD TBD TBD BB 1,615,975
729 Catalent Pharma Solutions Inc.,
Term Loan B3
2.688% 1-Month LIBOR 2.000% 2/22/28 BBB- 727,682
463 Elanco Animal Health
Incorporated, Term Loan B
2.205% 1-Month LIBOR 1.750% 8/01/27 BBB- 454,176
1,437 Endo Luxembourg Finance
Company I S.a r.l., Term Loan
5.813% 1-Month LIBOR 5.000% 3/25/28 B- 1,337,556
3,226 Jazz Financing Lux S.a.r.l., Term
Loan
4.264% 1-Month LIBOR 3.500% 5/05/28 BB+ 3,224,819
751 Mallinckrodt International
Finance S.A., Term Loan B(5)
6.250% 3-Month LIBOR 5.500% 2/24/25 B3 699,687
1,384 Mallinckrodt International
Finance S.A., Term Loan B,
(DD1)(5)
6.246% 3-Month LIBOR 5.250% 9/24/24 B3 1,291,392
1,446 Organon & Co, Term Loan 3.563% 3-Month LIBOR 3.000% 6/02/28 BB 1,441,738

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

NSL
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Pharmaceuticals (continued)
$ 249 Perrigo Investments, LLC, Term
Loan B
3.140% 3-Month LIBOR 2.500% 4/05/29 Baa3 $ 248,403
142 Perrigo Investments, LLC, Term
Loan B
3.000% 3-Month LIBOR 2.500% 4/05/29 Baa3 141,944
11,494 Total Pharmaceuticals 11,183,372
Professional Services - 2.3% (1.5% of Total Investments)
283 CHG Healthcare Services Inc.,
Term Loan
4.506% 3 + 6-Month
LIBOR
3.500% 9/30/28 B1 282,222
489 Creative Artists Agency, LLC ,
Term Loan B
4.514% 1-Month LIBOR 3.750% 11/26/26 B 487,636
1,318 Dun & Bradstreet Corporation
(The), Term Loan
3.918% 1-Month LIBOR 3.250% 2/08/26 BB+ 1,309,624
726 EAB Global, Inc., Term Loan 4.739% 1-Month LIBOR 3.500% 8/16/28 B2 717,427
602 Nielsen Finance LLC, Term
Loan B4
2.488% 1-Month LIBOR 2.000% 10/04/23 BBB- 601,792
450 Physician Partners LLC, Term
Loan
4.800% SOFR30A 4.000% 2/01/29 B 447,001
1,490 Verscend Holding Corp., Term
Loan B
4.764% 1-Month LIBOR 4.000% 8/27/25 BB- 1,488,847
5,358 Total Professional Services 5,334,549
Road & Rail - 1.8% (1.2% of Total Investments)
230 Genesee & Wyoming Inc.
(New), Term Loan
3.006% 3-Month LIBOR 2.000% 12/30/26 BB+ 228,422
1,185 Hertz Corporation, (The), Term
Loan B
4.014% 1-Month LIBOR 3.250% 6/30/28 BB+ 1,181,942
225 Hertz Corporation, (The), Term
Loan C
4.014% 1-Month LIBOR 3.250% 6/30/28 BB+ 224,486
1,442 Uber Technologies, Inc., Term
Loan B, First Lien
4.264% 1-Month LIBOR 3.500% 4/04/25 Ba3 1,438,278
1,083 XPO Logistics, Inc., Term Loan
B
2.202% 1-Month LIBOR 1.750% 2/23/25 Baa3 1,076,154
4,165 Total Road & Rail 4,149,282
Semiconductors & Semiconductor Equipment - 1.5% (0.9% of Total Investments)
2,745 Bright Bidco B.V., Term Loan B,
(DD1)
4.774% 6-Month LIBOR 3.500% 6/30/24 CCC 1,302,583
432 CMC Materials, Inc., Term Loan
B1
2.813% 1-Month LIBOR 2.000% 11/15/25 BBB- 431,027
500 Entegris Inc., Term Loan B, (WI/
DD)
TBD TBD TBD TBD Baa3 500,782
1,043 ON Semiconductor
Corporation, Term Loan B
2.764% 1-Month LIBOR 2.000% 9/19/26 Baa3 1,040,597
125 Synaptics Incorporated, Term
Loan B
2.750% 3-Month LIBOR 2.250% 10/20/28 BBB- 124,017
4,845 Total Semiconductors & Semiconductor Equipment 3,399,006
Software - 16.6% (10.6% of Total Investments)
658 Apttus Corporation, Term Loan 5.000% 3-Month LIBOR 4.250% 5/06/28 BB 656,983
1,462 Banff Merger Sub Inc, Term
Loan
4.514% 1-Month LIBOR 3.750% 10/02/25 B2 1,445,764
381 Camelot U.S. Acquisition 1 Co.,
Term Loan B
3.764% 1-Month LIBOR 3.000% 10/31/26 B1 377,056
249 CCC Intelligent Solutions Inc.,
Term Loan B
3.256% 3-Month LIBOR 2.250% 9/21/28 B1 246,517
1,151 Ceridian HCM Holding Inc.,
Term Loan B
3.264% 1-Month LIBOR 2.500% 4/30/25 B+ 1,138,938
1,500 DTI Holdco, Inc., Term Loan 4.750% 3-Month LIBOR 4.750% 4/21/29 B2 1,473,750

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Software (continued)
$ 282 Dynatrace LLC, Term Loan, First
Lien
3.014% 1-Month LIBOR 2.250% 8/23/25 BB+ $ 281,675
2,303 Epicor Software Corporation,
Term Loan
4.014% 1-Month LIBOR 3.250% 7/31/27 B2 2,291,334
1,769 Finastra USA, Inc., Term Loan,
First Lien
4.739% 3-Month LIBOR 3.500% 6/13/24 BB- 1,720,260
2,167 Greeneden U.S. Holdings II,
LLC, Term Loan B4
4.764% 1-Month LIBOR 4.000% 12/01/27 B- 2,163,066
235 Greenway Health, LLC, Term
Loan, First Lien
4.756% 3-Month LIBOR 3.750% 2/16/24 B- 220,244
2,200 Informatica LLC, Term Loan B 3.563% 1-Month LIBOR 2.750% 10/14/28 BB- 2,175,932
431 iQor US Inc., Second Out Term
Loan
8.500% 1-Month LIBOR 7.500% 11/19/25 CCC+ 368,467
786 MA FinanceCo., LLC, Term
Loan B
5.250% 3-Month LIBOR 4.250% 6/05/25 BB+ 782,632
995 Magenta Buyer LLC, Term Loan,
First Lien
6.230% 3-Month LIBOR 5.000% 7/27/28 BB- 982,563
933 McAfee, LLC, Term Loan B 4.500% SOFR30A 4.000% 2/03/29 BB+ 909,945
180 Mitnick Corporate Purchaser
Inc, Term Loan, (WI/DD)
TBD TBD TBD TBD B+ 179,820
2,500 Nortonlifelock Inc, Term Loan B,
(WI/DD)
TBD TBD TBD TBD BBB- 2,461,975
995 Polaris Newco LLC, Term Loan
B
4.764% 1-Month LIBOR 4.000% 6/04/28 B2 986,294
248 Project Ruby Ultimate Parent
Corp., Term Loan
4.014% 1-Month LIBOR 3.250% 3/10/28 B 245,334
1,278 Proofpoint, Inc., Term Loan,
First Lien
3.758% 3-Month LIBOR 3.250% 8/31/28 BB- 1,259,167
831 RealPage, Inc, Term Loan, First
Lien
3.750% 1-Month LIBOR 3.250% 4/22/28 B+ 819,015
2,947 Seattle Spinco, Inc., Term Loan
B3
3.514% 1-Month LIBOR 2.750% 6/21/24 BB+ 2,919,135
2,371 Seattle Spinco, Inc., Term Loan
B5
4.500% SOFR90A 4.000% 1/14/27 BB+ 2,351,537
1,264 Sophia, L.P., Term Loan B, (WI/
DD)
TBD TBD TBD TBD B2 1,250,889
655 SS&C European Holdings Sarl,
Term Loan B4
2.514% 1-Month LIBOR 1.750% 4/16/25 BB+ 647,132
807 SS&C Technologies Inc., Term
Loan B3
2.514% 1-Month LIBOR 1.750% 4/16/25 BB+ 797,178
204 SS&C Technologies Inc., Term
Loan B6
3.050% 1-Month LIBOR 2.250% 3/22/29 BB+ 203,223
273 SS&C Technologies Inc., Term
Loan B7
3.050% 1-Month LIBOR 2.250% 3/22/29 BB+ 271,381
652 Tibco Software Inc., Term Loan
B3
4.520% 1-Month LIBOR 3.750% 7/03/26 B+ 650,922
922 Ultimate Software Group Inc
(The), Term Loan, (DD1)
4.212% 3-Month LIBOR 3.250% 5/03/26 B1 914,036
488 Ultimate Software Group Inc
(The), Term Loan B
4.756% 3-Month LIBOR 3.750% 5/03/26 B1 485,774
746 Vision Solutions, Inc., Term
Loan
5.184% 3-Month LIBOR 4.000% 5/28/28 B2 738,060
200 Zelis Healthcare Corporation,
Term Loan
3.500% 1-Month LIBOR 3.500% 9/30/26 B 198,751
1,124 Zelis Healthcare Corporation,
Term Loan
3.955% 1-Month LIBOR 3.500% 9/30/26 B 1,118,878
1,094 Zelis Healthcare Corporation,
Term Loan B
3.955% 1-Month LIBOR 3.500% 9/30/26 B 1,087,624
1,264 ZoomInfo LLC, Term Loan B 3.764% 1-Month LIBOR 3.000% 2/01/26 BB+ 1,261,050
38,545 Total Software 38,082,301

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

NSL
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Specialty Retail - 4.0% (2.5% of Total Investments)
$ 371 Academy, Ltd., Term Loan 4.500% 1-Month LIBOR 3.750% 11/06/27 BB- $ 367,770
500 Avis Budget Car Rental, LLC,
Term Loan C
4.300% SOFR30A 3.500% 3/15/29 BB+ 499,690
170 Driven Holdings, LLC, Term
Loan B
3.916% 3-Month LIBOR 3.000% 12/17/28 B2 168,512
699 Jo-Ann Stores, Inc., Term Loan
B1
5.964% 3-Month LIBOR 4.750% 6/30/28 B 591,852
564 LBM Acquisition LLC, Term
Loan B, (DD1)
4.500% 1-Month LIBOR 3.750% 12/18/27 B+ 534,328
208 LBM Acquisition LLC, Term
Loan B2
4.756% 3-Month LIBOR 3.750% 12/18/27 B+ 197,086
105 LBM Acquisition LLC, Term
Loan B2
4.989% 3-Month LIBOR 3.750% 12/18/27 B+ 98,791
741 Les Schwab Tire Centers, Term
Loan B
4.000% 3-Month LIBOR 3.250% 11/02/27 B 732,293
3,970 PetSmart, Inc., Term Loan B 4.989% 3-Month LIBOR 3.750% 2/12/28 BB- 3,942,210
995 Restoration Hardware, Inc.,
Term Loan B
3.264% 1-Month LIBOR 2.500% 10/15/28 BB 959,195
215 SRS Distribution Inc., Term Loan 4.000% SOFR90A 3.500% 6/04/28 B2 207,224
305 Staples, Inc., Term Loan 5.317% 3-Month LIBOR 5.000% 4/12/26 B 293,376
514 Wand NewCo 3, Inc., Term
Loan
3.764% 1-Month LIBOR 3.000% 2/05/26 B2 492,093
9,357 Total Specialty Retail 9,084,420
Technology Hardware, Storage & Peripherals - 0.2% (0.1% of Total Investments)
488 NCR Corporation, Term Loan 3.740% 3-Month LIBOR 2.500% 8/28/26 BB+ 475,313
Textiles, Apparel & Luxury Goods - 0.4% (0.2% of Total Investments)
768 Birkenstock GmbH & Co. KG,
Term Loan B
3.750% 6-Month LIBOR 3.250% 4/28/28 BB- 747,550
151 New Trojan Parent, Inc., Term
Loan, First Lien
4.014% 1 + 3-Month
LIBOR
3.250% 1/06/28 B 145,426
919 Total Textiles, Apparel & Luxury Goods 892,976
Thrifts & Mortgage Finance - 0.1% (0.1% of Total Investments)
1,034 Ditech Holding Corporation,
Term Loan(5)
0.000% N/A N/A 6/30/22 N/R 206,702
Trading Companies & Distributors - 0.9% (0.6% of Total Investments)
995 Core & Main LP, Term Loan B 3.198% 1-Month LIBOR 2.500% 6/10/28 Ba3 981,941
584 Resideo Funding Inc., Term
Loan
2.810% 1 + 3-Month
LIBOR
2.250% 2/12/28 BBB- 583,005
601 Univar Solutions USA Inc., Term
Loan B6
2.514% 1-Month LIBOR 1.750% 6/03/28 BBB- 599,998
2,180 Total Trading Companies & Distributors 2,164,944
Transportation Infrastructure - 0.5% (0.3% of Total Investments)
1,115 Brown Group Holding, LLC,
Term Loan B
3.506% 3-Month LIBOR 2.500% 4/22/28 B+ 1,100,899
Wireless Telecommunication Services - 1.3% (0.8% of Total Investments)
744 GOGO Intermediate Holdings
LLC, Term Loan B
4.989% 3-Month LIBOR 0.000% 4/30/28 B 738,327
1,746 Intelsat Jackson Holdings S.A.,
Term Loan B(5)
4.920% SOFR180A 4.250% 1/27/29 BB- 1,698,638
496 MetroNet Systems Holdings,
LLC, Term Loan, First Lien
4.500% SOFR30A +
3-Month LIBOR
3.750% 6/02/28 B 493,024
2,986 Total Wireless Telecommunication Services 2,929,989
$ 321,917 Total Variable Rate Senior Loan Interests (cost $316,864,065) 312,191,281

Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 36,074,898 CORPORATE BONDS - 15.7% (10.0% of Total Investments)
X 36,074,898
Airlines - 0.2% (0.1% of Total Investments)
$ 398 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 $ 365,165
Auto Components - 0.8% (0.5% of Total Investments)
1,105 Adient Global Holdings Ltd, 144A 4.875% 8/15/26 BB- 985,362
810 Adient US LLC, 144A 9.000% 4/15/25 BB+ 842,400
1,915 Total Auto Components 1,827,762
Chemicals - 0.2% (0.1% of Total Investments)
522 Rayonier AM Products Inc, 144A 7.625% 1/15/26 B+ 495,796
Commercial Services & Supplies - 0.6% (0.4% of Total Investments)
400 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 358,540
273 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 BB- 261,739
750 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
3.375% 8/31/27 BB- 640,117
1,423 Total Commercial Services & Supplies 1,260,396
Communications Equipment - 1.6% (1.0% of Total Investments)
3,025 Avaya Inc, 144A 6.125% 9/15/28 BB 2,806,454
750 Commscope Inc, 144A 8.250% 3/01/27 B3 637,500
400 CommScope Technologies LLC, 144A 5.000% 3/15/27 B3 314,000
4,175 Total Communications Equipment 3,757,954
Diversified Telecommunication Services - 0.8% (0.5% of Total Investments)
1,540 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 BB+ 1,474,550
340 Windstream Escrow LLC / Windstream Escrow Finance
Corp, 144A
7.750% 8/15/28 BB 323,850
1,880 Total Diversified Telecommunication Services 1,798,400
Electric Utilities - 0.0% (0.0% of Total Investments)
1,735 Bruce Mansfield Unit 1 2007 Pass Through Trust (5) 6.850% 6/01/34 N/R 2,169
1,735 Total Electric Utilities 2,169
Electronic Equipment, Instruments & Components - 0.2% (0.2% of Total Investments)
600 Imola Merger Corp, 144A 4.750% 5/15/29 BB+ 558,000
Entertainment - 1.4% (0.9% of Total Investments)
2,081 AMC Entertainment Holdings Inc, (cash 10.000%, PIK
12.000%), 144A
10.000% 6/15/26 CCC- 1,742,983
1,775 Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
6.625% 8/15/27 CCC- 368,312
1,285 Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
5.375% 8/15/26 CCC+ 475,450
635 Univision Communications Inc, 144A 9.500% 5/01/25 B+ 661,880
5,776 Total Entertainment 3,248,625
Equity Real Estate Investment Trusts (REITs) - 0.7% (0.5% of Total Investments)
1,620 Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC,
144A
7.875% 2/15/25 BB+ 1,648,350
Health Care Providers & Services - 2.3% (1.5% of Total Investments)
150 CHS/Community Health Systems Inc, 144A 8.000% 12/15/27 BB- 155,394
770 CHS/Community Health Systems Inc, 144A 8.000% 3/15/26 BB- 796,026
65 HCA Inc 5.375% 2/01/25 Baa3 66,869
1,050 Legacy LifePoint Health LLC, 144A 4.375% 2/15/27 B1 971,250

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

NSL
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
Health Care Providers & Services (continued)
$ 1,704 LifePoint Health Inc, 144A 5.375% 1/15/29 CCC+ $ 1,456,920
800 Team Health Holdings Inc, 144A 6.375% 2/01/25 CCC 681,792
1,100 Tenet Healthcare Corp, 144A 6.125% 10/01/28 B+ 1,055,945
90 Tenet Healthcare Corp, 144A 6.250% 2/01/27 B1 89,325
68 Tenet Healthcare Corp 4.625% 7/15/24 BB- 67,815
5,797 Total Health Care Providers & Services 5,341,336
Hotels, Restaurants & Leisure - 0.2% (0.1% of Total Investments)
398 Caesars Entertainment Inc, 144A 6.250% 7/01/25 B1 402,326
IT Services - 0.2% (0.1% of Total Investments)
500 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 440,000
Media - 1.6% (1.0% of Total Investments)
500 Clear Channel Outdoor Holdings Inc, 144A 7.500% 6/01/29 CCC 471,850
835 DISH DBS Corp, 144A 5.250% 12/01/26 Ba3 766,655
574 iHeartCommunications Inc 8.375% 5/01/27 B- 567,931
1,380 iHeartCommunications Inc, 144A 5.250% 8/15/27 BB- 1,290,300
2 iHeartCommunications Inc 6.375% 5/01/26 BB- 2,581
691 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 BB+ 616,718
3,982 Total Media 3,716,035
Metals & Mining - 0.2% (0.1% of Total Investments)
485 First Quantum Minerals Ltd, 144A 6.875% 10/15/27 B+ 487,425
Oil, Gas & Consumable Fuels - 3.6% (2.3% of Total Investments)
352 Baytex Energy Corp, 144A 5.625% 6/01/24 BB- 350,240
900 Callon Petroleum Co 6.125% 10/01/24 B 888,534
1,715 Citgo Holding Inc, 144A 9.250% 8/01/24 B+ 1,704,281
595 Citgo Petroleum Corp, 144A 7.000% 6/15/25 BB 590,912
325 Gulfport Energy Corp, 144A 8.000% 5/17/26 BB- 334,285
500 Laredo Petroleum Inc 9.500% 1/15/25 B 512,500
350 Matador Resources Co 5.875% 9/15/26 BB- 343,609
1,417 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 BB- 1,334,935
250 NGL Energy Partners LP / NGL Energy Finance Corp 6.125% 3/01/25 CCC+ 209,727
250 NGL Energy Partners LP / NGL Energy Finance Corp 7.500% 11/01/23 CCC+ 231,875
250 NGL Energy Partners LP / NGL Energy Finance Corp 7.500% 4/15/26 CCC+ 209,375
525 PBF Holding Co LLC / PBF Finance Corp, 144A 9.250% 5/15/25 BB 544,262
1,125 PBF Holding Co LLC / PBF Finance Corp 6.000% 2/15/28 B 990,000
121 PBF Holding Co LLC / PBF Finance Corp 7.250% 6/15/25 B 116,832
8,675 Total Oil, Gas & Consumable Fuels 8,361,367
Personal Products - 0.1% (0.0% of Total Investments)
115 Kronos Acquisition Holdings Inc / KIK Custom Products Inc,
144A
5.000% 12/31/26 B2 101,775
Pharmaceuticals - 0.5% (0.4% of Total Investments)
343 Bausch Health Cos Inc, 144A 6.125% 4/15/25 B 344,008
340 Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A 6.000% 6/30/28 CCC- 146,200
799 Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A 9.500% 7/31/27 Caa2 630,475
134 Par Pharmaceutical Inc, 144A 7.500% 4/01/27 B- 122,259
1,616 Total Pharmaceuticals 1,242,942

Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
Software - 0.4% (0.3% of Total Investments)
$ 1,000 Condor Merger Sub Inc, 144A 7.375% 2/15/30 CCC+ $ 894,700
Specialty Retail - 0.1% (0.0% of Total Investments)
125 PetSmart Inc / PetSmart Finance Corp, 144A 7.750% 2/15/29 CCC+ 124,375
$ 42,737 Total Corporate Bonds (cost $38,884,811) 36,074,898
Shares Description (1) Value
X 9,027,354 COMMON STOCKS - 3.9% (2.5% of Total Investments)
X 9,027,354
Banks - 0.1% (0.0% of Total Investments)
15,167 iQor US Inc (8),(9) $ 106,169
Construction & Engineering - 0.0% (0.0% of Total Investments)
1,013 TNT Crane & Rigging Inc (8),(9) 12,156
1,797 TNT Crane & Rigging Inc (8),(9) 1,393
Total Construction & Engineering 13,549
Diversified Consumer Services - 0.1% (0.0% of Total Investments)
12,578 Cengage Learning Holdings II Inc (8),(9) 201,248
Diversified Telecommunication Services - 0.1% (0.1% of Total Investments)
9,071 Windstream Services PE LLC (8),(9) 149,671
8,135 Windstream Services PE LLC (8),(9) 129,485
Total Diversified Telecommunication Services 279,156
Energy Equipment & Services - 0.1% (0.1% of Total Investments)
40,007 Transocean Ltd (9) 150,427
5,623 Vantage Drilling International (8),(9) 77,316
Total Energy Equipment & Services 227,743
Entertainment - 0.0% (0.0% of Total Investments)
6,268 Metro-Goldwyn-Mayer Inc (8),(9) 26,432
Health Care Providers & Services - 0.0% (0.0% of Total Investments)
33,563 Millennium Health LLC (7),(9) 1,543
35,750 Millennium Health LLC (7),(9) 5,221
Total Health Care Providers & Services 6,764
Hotels, Restaurants & Leisure - 0.0% (0.0% of Total Investments)
55,426 24 Hour Fitness Worldwide Inc (8) 55,426
116,526 24 Hour Fitness Worldwide Inc (8),(9) 47,543
Total Hotels, Restaurants & Leisure 102,969
Independent Power And Renewable Electricity Producers - 1.1% (0.7% of Total Investments)
37,457 Energy Harbor Corp (8),(9),(10) 2,423,018
Internet & Direct Marketing Retail - 0.0% (0.0% of Total Investments)
5,388 Catalina Marketing Corp (8),(9) 943
Marine - 0.0% (0.0% of Total Investments)
430 ACBL HLDG CORP (8),(9) 10,607

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

NSL
Shares Description (1) Value
Media - 0.0% (0.0% of Total Investments)
4 Cumulus Media Inc, Class A (9) $ 55
775,233 Hibu plc (8),(9) 3,876
14,825 Tribune Co, Class C (8),(9) 148
Total Media 4,079
Multiline Retail - 0.0% (0.0% of Total Investments)
148 Belk Inc (8),(9) 1,480
Oil, Gas & Consumable Fuels - 2.3% (1.5% of Total Investments)
4,261 California Resources Corp 171,335
33,080 Fieldwood Energy LLC (8),(9) 4,283,860
12,452 Whiting Petroleum Corp 909,618
Total Oil, Gas & Consumable Fuels 5,364,813
Professional Services - 0.1% (0.1% of Total Investments)
48,296 Skillsoft Corp (9) 258,384
Total Common Stocks (cost $13,173,451) 9,027,354
Shares Description (1) Value
X 2,273,110 WARRANTS - 1.0% (0.6% of Total Investments)
X 2,273,110
Entertainment - 0.0% (0.0% of Total Investments)
102,295 Cineworld Warrant (8) $ 11,252
Industrial Conglomerates - 0.0% (0.0% of Total Investments)
8,953 American Commercial Barge Line LLC (8) 3,134
Marine - 0.1% (0.0% of Total Investments)
1,682 ACBL HLDG CORP (8) 39,808
1,279 ACBL HLDG CORP (8) 52,439
452 ACBL HLDG CORP (8) 11,149
11,774 American Commercial Barge Line LLC (8) 2,944
Total Marine 106,340
Oil, Gas & Consumable Fuels - 0.9% (0.6% of Total Investments)
188 California Resources Corp 2,251
14,599 Fieldwood Energy LLC (8) 1,890,571
22,626 Fieldwood Energy LLC (8) 147,069
11,748 Fieldwood Energy LLC (8) 111,606
Total Oil, Gas & Consumable Fuels 2,151,497
Software - 0.0% (0.0% of Total Investments)
11,806 Avaya Holdings Corp (8) 885
Wireless Telecommunication Services - 0.0% (0.0% of Total Investments)
1 Intelsat SA/Luxembourg (8) 2
Total Warrants (cost $1,523,646) 2,273,110
Shares Description (1) Coupon Ratings (4) Value
194,322 CONVERTIBLE PREFERRED SECURITIES - 0.1% (0.1% of Total Investments)
X 194,322
Communications Equipment - 0.0% (0.0% of Total Investments)
8,660 Riverbed Technology, Inc. (8),(9) 0.000% N/R $ 81,187

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
Shares   Description (1) Coupon Ratings (4) Value
Marine - 0.1% (0.1% of Total Investments)
1,821 ACBL HLDG CORP (8),(9) 0.000% N/R $ 75,268
1,600 ACBL HLDG CORP (8),(9) 0.000% N/R 37,867
Total Marine 113,135
Total Convertible Preferred Securities (cost $247,327) 194,322
Total Long-Term Investments (cost $370,693,300) 359,760,965
Borrowings - (41.0)% (11),(12) (94,300,000)
Taxable Fund Preferred Shares, net of deferred offering costs - (17.2)%(13) (39,603,630)
Other Assets Less Liabilities - 1.7% 4,088,205
Net Assets Applicable to Common Shares - 100% $ 229,945,540
Senior Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 310,298,099 $ 1,893,182 * $ 312,191,281
Corporate Bonds – 36,074,898 – 36,074,898
Common Stocks 1,489,819 7,530,771
**
6,764 * 9,027,354
Warrants 2,251 2,270,859
**
– 2,273,110
Convertible Preferred Securities – 194,322
**
– 194,322
Total
$ 1,492,070 $ 356,368,949 $ 1,899,946 $ 359,760,965
* Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.
** Refer to the Fund’s Portfolio of Investments for securities classified as Level 2.

Nuveen Senior Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

NSL
As of the measurement date, the following Common Stocks categorized as Level 3: (1) Millennium Health LLC are priced based on updated financial statements which reflect the most recent net asset values; (2) Skillsoft Corp are priced at an amortized discount applied to the closing price of the common shares. The Variable Rate Senior Loan Interests categorized as Level 3 are utilizing a weighted probability model. The warrants categorized as Level 3 are utilizing the weighted average of quarterly cash payments received with a 25% discount.
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Level 3
Variable Rate
Senior Loan
Interests Common Stocks Warrants
Balance at the beginning of period $2,005,844 $412,479 $4,378
Gains (losses):
Net realized gains (losses) 26 (45,665) -
Change in net unrealized appreciation (depreciation) (136,719) (100,125) 1,699
Purchases at cost (117) - -
Sales at proceeds (19,588) - -
Net discounts (premiums) 43,736 - -
Transfers into - - -
Transfers (out of) - (259,925) (6,077)
Balance at the end of period $1,893,182 $6,764 $-
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(136,719) $(61,965) $-
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Common Stocks $258,384 $- $1,541 $- $- $(259,925)
Warrants - - 6,077 - - (6,077)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Principal Amount (000) rounds to less than $1,000.
(7) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8) For fair value measurement disclosure purposes, investment classified as Level 2.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(11) Borrowings as a percentage of Total investments is 26.2%.
(12) The fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(13) Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.0%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.

PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD Purchased on a when-issued or delayed delivery basis.